RISK MANAGEMENT - Credit concentration by country (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Loans and advances	$ 269,923,739	$ 220,323,483
% Participation	100.00%	100.00%
Allowance for loans, advances and lease losses	$ (15,479,640)	$ (15,864,482)	$ (16,616,043)	$ (10,929,395)
% Participation	100.00%	100.00%
Colombia
RISK MANAGEMENT
Loans and advances	$ 178,168,073	$ 150,253,740
% Participation	66.01%	68.20%
Allowance for loans, advances and lease losses	$ (11,505,443)	$ (12,089,509)
% Participation	74.33%	76.20%
Panama
RISK MANAGEMENT
Loans and advances	$ 50,813,521	$ 39,523,944
% Participation	18.83%	17.94%
Allowance for loans, advances and lease losses	$ (2,223,118)	$ (2,213,859)
% Participation	14.36%	13.95%
El Salvador
RISK MANAGEMENT
Loans and advances	$ 18,971,871	$ 14,179,860
% Participation	7.03%	6.44%
Allowance for loans, advances and lease losses	$ (729,238)	$ (676,827)
% Participation	4.71%	4.27%
Guatemala
RISK MANAGEMENT
Loans and advances	$ 20,866,364	$ 15,453,481
% Participation	7.73%	7.01%
Allowance for loans, advances and lease losses	$ (950,068)	$ (823,258)
% Participation	6.14%	5.19%
Puerto rico
RISK MANAGEMENT
Loans and advances	$ 1,103,910	$ 903,270
% Participation	0.41%	0.41%
Allowance for loans, advances and lease losses	$ (71,773)	$ (60,475)
% Participation	0.46%	0.38%
Other Countries
RISK MANAGEMENT
Loans and advances		$ 9,188
% Participation	0.00%	0.00%
Allowance for loans, advances and lease losses		$ (554)
% Participation	0.00%	0.00%